Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Details of Income Taxes as Reported

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

AEP	Years Ended December 31,
	2015	2014
	(in millions)
Federal:
Current	$107.3	$22.8
Deferred	774.8	800.1
Total Federal	882.1	822.9

State and Local:
Current	14.5	22.8
Deferred	23.0	56.9
Total State and Local	37.5	79.7

Income Tax Expense Before Discontinued Operations	$919.6	$902.6

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

AEP	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$618.0	$2,052.3	$1,638.0
Discontinued Operations (Net of Income Tax of $0, $6.2 and $39 in 2016, 2015 and 2014, Respectively)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit) Before Discontinued Operations	(73.7)	919.6	902.6
Pretax Income	$546.8	$2,688.2	$2,493.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$191.4	$940.9	$872.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	41.7	53.6	54.0
Investment Tax Credits, Net	(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net	(20.7)	24.4	54.3
Removal Costs	(39.8)	(28.8)	(23.9)
AFUDC	(44.8)	(51.6)	(41.8)
Valuation Allowance	(128.3)	17.2	(2.5)
U.K. Windfall Tax	(12.9)	—	—
Tax Adjustments	(43.9)	(20.1)	(10.1)
Other	(4.1)	(4.4)	12.8
Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$919.6	$902.6

Effective Income Tax Rate	(13.5)%	34.2%	36.2%

Reconciliation of Significant Temporary Differences

AEP	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$2,753.0	$2,503.9
Deferred Tax Liabilities	(14,637.4)	(14,237.1)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

Property Related Temporary Differences	$(8,758.1)	$(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)	(263.5)
Deferred State Income Taxes	(976.6)	(872.0)
Securitized Assets	(535.6)	(633.2)
Regulatory Assets	(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7	72.2
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Net Operating Loss Carryforward	101.2	39.6
Tax Credit Carryforward	45.1	85.0
Valuation Allowance	(1.8)	(130.0)
All Other, Net	8.6	(9.8)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

Summary of Interest Income, Expense And Reversal

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

Amounts Accrued For Interest Related to Uncertain Tax Positions

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Appalachian Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$369.1	$340.6	$215.4
Income Tax Expense	199.1	194.3	154.9
Pretax Income	$568.2	$534.9	$370.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$198.9	$187.2	$129.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.3	19.8	23.5
Investment Tax Credits, Net	(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net	6.0	7.2	6.5
Removal Costs	(12.0)	(9.9)	(6.8)
AFUDC	(6.1)	(7.0)	(3.8)
Valuation Allowance	(1.7)	1.7	(2.5)
Other	(5.2)	(4.4)	9.0
Income Tax Expense	$199.1	$194.3	$154.9

Effective Income Tax Rate	35.0%	36.3%	41.8%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$413.5	$412.9
Deferred Tax Liabilities	(3,085.8)	(2,939.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Property Related Temporary Differences	$(2,031.9)	$(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)	(68.2)
Deferred State Income Taxes	(319.3)	(308.7)
Regulatory Assets	(159.9)	(169.1)
Securitized Assets	(106.9)	(114.8)
Deferred Income Taxes on Other Comprehensive Loss	4.5	1.5
Tax Credit Carryforward	11.7	19.2
All Other, Net	2.6	(20.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

Summary of Interest Income, Expense And Reversal

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

Amounts Accrued For Interest Related to Uncertain Tax Positions

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Indiana Michigan Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

I&M	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$239.9	$204.8	$155.6
Income Tax Expense	67.5	96.1	79.6
Pretax Income	$307.4	$300.9	$235.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$107.6	$105.3	$82.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.7	9.5	12.9
Investment Tax Credits, Net	(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net	2.4	5.8	7.7
Removal Costs	(21.3)	(12.6)	(11.3)
AFUDC	(7.3)	(6.2)	(10.0)
Tax Adjustments	(14.2)	(4.2)	1.2
Other	(1.7)	1.8	1.7
Income Tax Expense	$67.5	$96.1	$79.6

Effective Income Tax Rate	22.0%	31.9%	33.8%

Reconciliation of Significant Temporary Differences

I&M	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$912.9	$837.4
Deferred Tax Liabilities	(2,440.3)	(2,198.9)
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Property Related Temporary Differences	$(579.4)	$(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)	(42.7)
Deferred State Income Taxes	(158.7)	(124.8)
Deferred Income Taxes on Other Comprehensive Loss	8.8	9.0
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Regulatory Assets	(81.0)	(70.2)
Net Operating Loss Carryforward	7.1	—
All Other, Net	(7.0)	3.4
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

Summary of Interest Income, Expense And Reversal

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

Amounts Accrued For Interest Related to Uncertain Tax Positions

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Ohio Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

OPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$282.2	$232.7	$216.4
Income Tax Expense	143.8	126.5	132.2
Pretax Income	$426.0	$359.2	$348.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$149.1	$125.7	$122.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.1	8.2	6.7
Investment Tax Credits, Net	—	(0.1)	(0.2)
State and Local Income Taxes, Net	3.8	0.7	8.8
Other	(16.2)	(8.0)	(5.1)
Income Tax Expense	$143.8	$126.5	$132.2

Effective Income Tax Rate	33.8%	35.2%	37.9%

Reconciliation of Significant Temporary Differences

OPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$232.4	$162.4
Deferred Tax Liabilities	(1,578.5)	(1,545.6)
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Property Related Temporary Differences	$(1,090.8)	$(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)	(44.6)
Deferred State Income Taxes	(34.6)	(34.4)
Regulatory Assets	(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)	(117.4)
All Other, Net	116.2	58.3
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

Summary of Interest Income, Expense And Reversal

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

Amounts Accrued For Interest Related to Uncertain Tax Positions

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Public Service Co Of Oklahoma [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

PSO	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$100.0	$92.5	$86.9
Income Tax Expense	54.4	51.3	50.6
Pretax Income	$154.4	$143.8	$137.5

Income Taxes on Pretax Income at Statutory Rate (35%)	$54.0	$50.3	$48.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.8	0.5	0.2
Investment Tax Credits, Net	(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net	4.2	5.1	4.8
AFUDC	(2.2)	(3.1)	(1.1)
Other	(1.0)	0.3	(0.6)
Income Tax Expense	$54.4	$51.3	$50.6

Effective Income Tax Rate	35.2%	35.7%	36.8%

Reconciliation of Significant Temporary Differences

PSO	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$153.8	$141.2
Deferred Tax Liabilities	(1,212.6)	(1,113.0)
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

Property Related Temporary Differences	$(927.3)	$(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)	(2.2)
Deferred State Income Taxes	(128.5)	(117.0)
Regulatory Assets	(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6	46.6
Net Operating Loss Carryforward	16.5	7.1
Tax Credit Carryforward	—	0.6
All Other, Net	2.5	11.6
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

Summary of Interest Income, Expense And Reversal

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

Amounts Accrued For Interest Related to Uncertain Tax Positions

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Southwestern Electric Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

SWEPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$169.7	$196.0	$144.6
Income Tax Expense	52.1	84.8	66.4
Pretax Income	$221.8	$280.8	$211.0

Income Taxes on Pretax Income at Statutory Rate (35%)	$77.6	$98.3	$73.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.2	3.1	2.9
Depletion	(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net	(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net	(14.7)	4.8	3.1
AFUDC	(3.9)	(9.2)	(4.2)
Other	(3.4)	(5.3)	(3.7)
Income Tax Expense	$52.1	$84.8	$66.4

Effective Income Tax Rate	23.5%	30.2%	31.5%

Reconciliation of Significant Temporary Differences

SWEPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$230.5	$194.7
Deferred Tax Liabilities	(1,837.4)	(1,594.5)
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

Property Related Temporary Differences	$(1,445.2)	$(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)	(47.8)
Deferred State Income Taxes	(175.1)	(132.3)
Regulatory Assets	(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1	5.0
Impairment Loss - Turk Plant	20.3	20.7
Net Operating Loss Carryforward	40.3	19.7
Tax Credit Carryforward	0.1	0.7
All Other, Net	36.5	35.4
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

Summary of Interest Income, Expense And Reversal

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

Amounts Accrued For Interest Related to Uncertain Tax Positions

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9